Employee benefit plans - Weighted average assumptions for benefit obligations (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee benefit plans
Discount rate (as a percent)	2.02%	2.02%
Rate of compensation increase (as a percent)	3.17%	3.17%
Rate of pension increase (as a percent)	1.75%	1.46%